Deferred revenue and deferred platform commission fees (Tables)	6 Months Ended
Jun. 30, 2025
Deferred revenue and deferred platform commission fees
Schedule of change in deferred revenue and platform commission fees

2024
Liabilities (Deferred Revenue)
January 1,2024	349,522

Deferred during the year	162,316
Released to profit or loss	(158,862)

June 30, 2024	352,976

Current portion	234,478
Non-current portion	118,498

Assets (Deferred platform commission fees)
January 1,2024	73,996

Deferred during the year	38,966
Released to profit or loss	(39,819)

June 30, 2024	73,143

2025
Liabilities (Deferred Revenue)
January 1,2025	332,584

Deferred during the year	103,290
Released to profit or loss	(147,046)

June 30, 2025	288,828

Current portion	200,025
Non-current portion	88,803

Assets (Deferred platform commission fees)
January 1,2025	67,110

Deferred during the year	27,498
Released to profit or loss	(37,149)

June 30, 2025	57,459